Summary of Significant Accounting Policies (Details Narrative) 10Q - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Stockholders' deficit	$ 2,283,422		$ 2,283,422		$ 5,789,037	$ 3,468,223	$ 2,342,390
Net loss	1,469,992	$ 1,880,889	8,192,523	$ 4,849,474	7,266,553	$ 4,274,105
Cash	$ 2,801,405		$ 2,801,405		$ 10,560
Outstanding Options [Member]
Antidilutive securities			33,984,605	22,030,953	21,840,953	1,053,053
Outstanding Warrants [Member]
Antidilutive securities			19,152,038	24,461,413	28,436,413	18,455,264